Fees Summary	Apr. 02, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	offering. The maximum aggregate offering price for such offering is $1,565,000.
Narrative - Max Aggregate Offering Price	$ 1,565,000